Summary of Significant Accounting Policies (Derivative Instruments) (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2017	Dec. 31, 2017	Dec. 31, 2018
Derivative [Line Items]
Unrealized gains/(losses) on derivatives	$ 400	$ 100
Designated as Hedging Instrument | Interest rate swap
Derivative [Line Items]
Derivative asset, fair value, gross asset		1,042
Derivative liability, fair value, gross liability		904
Designated as Hedging Instrument | Interest rate swap | October 2020 | Deferred expenses and other assets, net
Derivative [Line Items]
Derivative asset, notional amount		95,000
Derivative asset, fair value, gross asset		798
Designated as Hedging Instrument | Interest rate swap | October 2020 | Deferred expenses and other assets, net
Derivative [Line Items]
Derivative asset, notional amount		10,000
Derivative asset, fair value, gross asset		128
Designated as Hedging Instrument | Interest rate swap | October 2030 | Deferred expenses and other assets, net
Derivative [Line Items]
Derivative asset, notional amount		10,000
Derivative asset, fair value, gross asset		98
Designated as Hedging Instrument | Interest rate swap | October 2030 | Accounts payable, accrued expenses and other liabilities
Derivative [Line Items]
Derivative liability, notional amount		95,000
Derivative liability, fair value, gross liability		619
Designated as Hedging Instrument | Interest rate swap | October 2030 | Accounts payable, accrued expenses and other liabilities
Derivative [Line Items]
Derivative liability, notional amount		22,000
Derivative liability, fair value, gross liability		285
Designated as Hedging Instrument | Interest rate swap | Reclassification out of Accumulated Other Comprehensive Income | Scenario, Forecast
Derivative [Line Items]
Interest expense			$ 100
Designated as Hedging Instrument | Interest rate cap | Other expense
Derivative [Line Items]
Derivative, Gain (Loss) on Derivative, Net		(5)
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net [Abstract]
Amount of Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Effective Portion)		30
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Earnings (Ineffective Portion)		22
Designated as Hedging Instrument | Interest rate cap | Interest Expense
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net [Abstract]
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Earnings (Effective Portion)		110
Designated as Hedging Instrument | Interest rate cap | January 2021 | Deferred expenses and other assets, net
Derivative [Line Items]
Derivative asset, notional amount		71,000
Derivative asset, fair value, gross asset		$ 18